MD&A - Risk management and control - Market Risk (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure MDARisk Management And Control Market Risk [Line Items]
Disclosure of detailed information about management value-at-risk [text block]
Management value-at-risk (1-day, 95% confidence, 5 years of historical data) by business division and Corporate Center unit and general market risk type[1]
	For the year ended 31.12.17
CHF million					Equity	Interest rates	Credit spreads	Foreignexchange	Commodities
	Min.				1	6	4	1	0
		Max.			14	12	8	5	6
			Average		6	9	6	2	2
				31.12.17	4	8	8	3	2
Total management VaR, Group	5	18	11	10	Average (per business division and risk type)
Wealth Management	0	0	0	0	0	0	0	0	0
Wealth Management Americas	0	1	1	1	0	1	1	0	0
Personal & Corporate Banking	0	0	0	0	0	0	0	0	0
Asset Management	0	0	0	0	0	0	0	0	0
Investment Bank	4	17	9	8	6	7	5	2	2
CC – Services	0	0	0	0	0	0	0	0	0
CC – Group ALM	3	8	6	4	0	5	2	1	0
CC – Non-core and Legacy Portfolio	3	5	3	3	1	2	2	0	0
Diversification effect[2,3]			(8)	(6)	(1)	(6)	(4)	(1)	0

	For the year ended 31.12.16
CHF million					Equity	Interest rates	Credit spreads	Foreignexchange	Commodities
	Min.				1	9	3	1	0
		Max.			15	15	6	5	2
			Average		5	11	4	3	1
				31.12.16	4	11	5	2	1
Total management VaR, Group	8	18	11	11	Average (per business division and risk type)
Wealth Management	0	0	0	0	0	0	0	0	0
Wealth Management Americas	0	1	0	1	0	1	1	0	0
Personal & Corporate Banking	0	0	0	0	0	0	0	0	0
Asset Management	0	0	0	0	0	0	0	0	0
Investment Bank	5	18	9	8	5	8	3	3	1
CC – Services	0	0	0	0	0	0	0	0	0
CC – Group ALM	5	9	7	6	0	7	1	1	0
CC – Non-core and Legacy Portfolio	3	5	4	4	0	4	2	1	0
Diversification effect[2,3]			(10)	(8)	0	(9)	(3)	(1)	0
1 Statistics at individual levels may not be summed to deduce the corresponding aggregate figures. The minima and maxima for each level may well occur on different days, and likewise, the VaR for each business line or risk type, being driven by the extreme loss tail of the corresponding distribution of simulated profits and losses for that business line or risk type, may well be driven by different days in the historical time series, rendering invalid the simple summation of figures to arrive at the aggregate total. 2 Difference between the sum of the standalone VaR for the business divisions and Corporate Center units and the VaR for the Group as a whole. 3 As the minimum and maximum occur on different days for different business divisions and Corporate Center, it is not meaningful to calculate a portfolio diversification effect.

Disclosure of interest rate sensitivity - banking book [text block]
Interest rate sensitivity – banking book[1]
	31.12.17
CHF million	–200 bps	–100 bps	+1 bp	+100 bps	+200 bps
CHF	(31.8)	(31.8)	1.0	97.7	191.2
EUR	(142.0)	(90.5)	0.2	15.2	31.1
GBP	(57.6)	(55.4)	0.1	11.2	21.3
USD	26.6	14.4	(1.3)	(135.1)	(280.6)
Other	4.4	0.8	0.0	5.0	10.3
Total effect on fair value of interest rate-sensitive banking book positions	(200.4)	(162.5)	0.0	(6.0)	(26.7)
of which: Wealth Management Americas	144.8	59.1	(1.8)	(175.5)	(362.3)
of which: Investment Bank	32.9	18.3	(0.2)	(15.4)	(30.8)
of which: CC – Group ALM	(272.4)	(188.1)	1.4	138.6	279.8
of which: CC – Non-core and Legacy Portfolio	(106.2)	(52.1)	0.5	46.6	87.3

	31.12.16
CHF million	–200 bps	–100 bps	+1 bp	+100 bps	+200 bps
CHF	(13.0)	(13.0)	0.5	44.8	89.3
EUR	(109.0)	(91.9)	0.0	(2.5)	(2.6)
GBP	(184.5)	(103.0)	(0.1)	(9.9)	(27.7)
USD	823.2	358.9	(3.4)	(347.2)	(704.3)
Other	0.5	(1.7)	0.0	(3.3)	(6.3)
Total effect on fair value of interest rate-sensitive banking book positions	517.1	149.4	(3.1)	(318.1)	(651.6)
of which: Wealth Management Americas	730.5	325.8	(2.9)	(286.4)	(583.8)
of which: Investment Bank	26.3	14.3	(0.1)	(12.7)	(25.9)
of which: CC – Group ALM	(238.8)	(192.3)	0.0	(10.6)	(24.2)
of which: CC – Non-core and Legacy Portfolio	(1.2)	1.2	(0.1)	(7.3)	(15.6)
1 Does not include interest rate sensitivities for credit valuation adjustments on monoline credit protection, US and non-US reference-linked notes.

UBS AG
Disclosure MDARisk Management And Control Market Risk [Line Items]
Disclosure of detailed information about management value-at-risk [text block]
Management value-at-risk (1-day, 95% confidence, 5 years of historical data) by business division and Corporate Center unit and general market risk type[1]
	For the year ended 31.12.17
CHF million					Equity	Interest rates	Credit spreads	Foreignexchange	Commodities
	Min.				1	6	4	1	0
		Max.			14	12	8	5	6
			Average		6	9	6	2	2
				31.12.17	4	8	8	3	2
Total management VaR, Group	5	18	11	10	Average (per business division and risk type)
Wealth Management	0	0	0	0	0	0	0	0	0
Wealth Management Americas	0	1	1	1	0	1	1	0	0
Personal & Corporate Banking	0	0	0	0	0	0	0	0	0
Asset Management	0	0	0	0	0	0	0	0	0
Investment Bank	4	17	9	8	6	7	5	2	2
CC – Services	0	0	0	0	0	0	0	0	0
CC – Group ALM	3	8	6	4	0	5	2	1	0
CC – Non-core and Legacy Portfolio	3	5	3	3	1	2	2	0	0
Diversification effect[2,3]			(8)	(6)	(1)	(6)	(4)	(1)	0

	For the year ended 31.12.16
CHF million					Equity	Interest rates	Credit spreads	Foreignexchange	Commodities
	Min.				1	9	3	1	0
		Max.			15	15	6	5	2
			Average		5	11	4	3	1
				31.12.16	4	11	5	2	1
Total management VaR, Group	8	18	11	11	Average (per business division and risk type)
Wealth Management	0	0	0	0	0	0	0	0	0
Wealth Management Americas	0	1	0	1	0	1	1	0	0
Personal & Corporate Banking	0	0	0	0	0	0	0	0	0
Asset Management	0	0	0	0	0	0	0	0	0
Investment Bank	5	18	9	8	5	8	3	3	1
CC – Services	0	0	0	0	0	0	0	0	0
CC – Group ALM	5	9	7	6	0	7	1	1	0
CC – Non-core and Legacy Portfolio	3	5	4	4	0	4	2	1	0
Diversification effect[2,3]			(10)	(8)	0	(9)	(3)	(1)	0
1 Statistics at individual levels may not be summed to deduce the corresponding aggregate figures. The minima and maxima for each level may well occur on different days, and likewise, the VaR for each business line or risk type, being driven by the extreme loss tail of the corresponding distribution of simulated profits and losses for that business line or risk type, may well be driven by different days in the historical time series, rendering invalid the simple summation of figures to arrive at the aggregate total. 2 Difference between the sum of the standalone VaR for the business divisions and Corporate Center units and the VaR for the Group as a whole. 3 As the minimum and maximum occur on different days for different business divisions and Corporate Center, it is not meaningful to calculate a portfolio diversification effect.

Disclosure of interest rate sensitivity - banking book [text block]
Interest rate sensitivity – banking book[1]
	31.12.17
CHF million	–200 bps	–100 bps	+1 bp	+100 bps	+200 bps
CHF	(31.8)	(31.8)	1.0	97.7	191.2
EUR	(142.0)	(90.5)	0.2	15.2	31.1
GBP	(57.6)	(55.4)	0.1	11.2	21.3
USD	26.6	14.4	(1.3)	(135.1)	(280.6)
Other	4.4	0.8	0.0	5.0	10.3
Total effect on fair value of interest rate-sensitive banking book positions	(200.4)	(162.5)	0.0	(6.0)	(26.7)
of which: Wealth Management Americas	144.8	59.1	(1.8)	(175.5)	(362.3)
of which: Investment Bank	32.9	18.3	(0.2)	(15.4)	(30.8)
of which: CC – Group ALM	(272.4)	(188.1)	1.4	138.6	279.8
of which: CC – Non-core and Legacy Portfolio	(106.2)	(52.1)	0.5	46.6	87.3

	31.12.16
CHF million	–200 bps	–100 bps	+1 bp	+100 bps	+200 bps
CHF	(13.0)	(13.0)	0.5	44.8	89.3
EUR	(109.0)	(91.9)	0.0	(2.5)	(2.6)
GBP	(184.5)	(103.0)	(0.1)	(9.9)	(27.7)
USD	823.2	358.9	(3.4)	(347.2)	(704.3)
Other	0.5	(1.7)	0.0	(3.3)	(6.3)
Total effect on fair value of interest rate-sensitive banking book positions	517.1	149.4	(3.1)	(318.1)	(651.6)
of which: Wealth Management Americas	730.5	325.8	(2.9)	(286.4)	(583.8)
of which: Investment Bank	26.3	14.3	(0.1)	(12.7)	(25.9)
of which: CC – Group ALM	(238.8)	(192.3)	0.0	(10.6)	(24.2)
of which: CC – Non-core and Legacy Portfolio	(1.2)	1.2	(0.1)	(7.3)	(15.6)
1 Does not include interest rate sensitivities for credit valuation adjustments on monoline credit protection, US and non-US reference-linked notes.